Employee Benefits - Employee Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit cost	$ 10,882	$ 10,165	$ 9,981
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Salaries and bonus	10,444	9,903	9,729
Defined contribution plans	97	80	81
Defined benefit plans	341	182	171
Employee benefit cost	$ 10,882	$ 10,165	$ 9,981